Note 19 - Voyage Revenues - Voyage Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total voyage revenue	$ 2,059,947	$ 1,502,491	$ 1,113,859
Container Vessels Segment [Member]
Total voyage revenue	864,545	839,374	797,392
Dry Bulk Vessels Segment [Member]
Total voyage revenue	175,646	155,892	316,100
Costamare Bulkers Inc. ("CBI") [Member]
Total voyage revenue	1,019,756	507,225	367
Time Charters [Member]
Charters	1,127,591	1,068,194	1,110,668
Time Charters [Member] | Container Vessels Segment [Member]
Charters	864,545	839,374	797,392
Time Charters [Member] | Dry Bulk Vessels Segment [Member]
Charters	175,646	151,137	313,276
Time Charters [Member] | Costamare Bulkers Inc. ("CBI") [Member]
Charters	87,400	77,683	0
Voyage Charters and Contracts of Affreightment [Member]
Charters	722,269	434,297	3,191
Voyage Charters and Contracts of Affreightment [Member] | Container Vessels Segment [Member]
Charters	0	0	0
Voyage Charters and Contracts of Affreightment [Member] | Dry Bulk Vessels Segment [Member]
Charters	0	4,755	2,824
Voyage Charters and Contracts of Affreightment [Member] | Costamare Bulkers Inc. ("CBI") [Member]
Charters	722,269	$ 429,542	$ 367
Voyage Revenues [Member] | Related Party [Member]
Charters	210,087
Voyage Revenues [Member] | Container Vessels Segment [Member] | Related Party [Member]
Charters	0
Voyage Revenues [Member] | Dry Bulk Vessels Segment [Member] | Related Party [Member]
Charters	0
Voyage Revenues [Member] | Costamare Bulkers Inc. ("CBI") [Member] | Related Party [Member]
Charters	$ 210,087